STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SCHEDULE OF COMPENSATION BASED STOCK OPTION ACTIVITY

A summary of stock option activity for the years ended December 31, 2021 and 2020 are summarized as follows:

		Weighted
For the year ended December 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	3,941,301	$0.78
Granted	12,652,761	0.15
Expired or cancelled	(1,442)	19.80
Outstanding at December 31, 2021	16,592,620	$0.30

		Weighted
For the year ended December 31, 2020		Average
	Shares	Exercise Price
Outstanding at January 2020	6,145,044	$0.75
Expired or canceled	(2,203,743)	0.70
Outstanding at December 31, 2020	3,941,301	$0.78

SCHEDULE OF OPTIONS TO PURCHASE SHARES OF COMMON STOCK OUTSTANDING AND EXERCISABLE

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2021:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise prices	Options	In Years	Price	Exercisable

$0.14	7,150,000	9.67	$0.14	530,000
0.16	5,502,761	9.51	0.16	5,502,761
0.22	1,750,000	4.33	0.22	1,750,000
0.38	900,000	3.65	0.38	900,000
0.73	762,500	3.28	0.73	762,500
1.37	150,000	1.49	1.37	150,000
1.43	300,000	3.40	1.43	300,000
11.88	2,359	0.005	11.88	2,359
15.00	75,000	3.40	15.00	75,000

	16,592,620	8.22	$0.30	9,972,620

SCHEDULE OF BLACK SCHOLES VALUATION ALLOWANCE MODEL
Expected Term	2.25 year
Expected volatility	129.9 – 131.4%
Risk-free interest rates	0.22%
Dividend yields	0.00%

SCHEDULE OF WARRANTS ACTIVITY

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2021 and 2020, respectively are summarized as follows:

		Weighted-
For the year ended December 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	18,702,500	$0.20
Issued during the year ended December 31, 2021	34,611,924	0.13-0.20
Outstanding at December 31, 2021	53,314,424	$0.20

		Weighted-
		Average
For the year ended December 31, 2020	Shares	Exercise Price

Outstanding at January 1, 2020	19,515,787	$0.60
Issued during the year ended December 31, 2020	17,215,000	0.20
Expired or cancelled	(18,028,287)	0.63
Outstanding at December 31, 2020	18,702,500	$0.20

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

The following table summarizes information about warrants outstanding and exercisable at December 31, 2021:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable

$0.20	1,487,500	1.33	$0.20	1,487,500
0.20	27,500,000	1.25	0.20	27,500,000
0.20	13,750,000	1.23	0.20	13,750,000
0.13	10,576,924	5.0	0.13	10,576,924

	53,314,424	1.97	$0.19	53,314,424

December 31 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SCHEDULE OF BLACK SCHOLES VALUATION ALLOWANCE MODEL
Expected Term	3 years
Expected volatility	140.5%
Risk-free interest rates	1.40%
Dividend yields	0.00%

November and December 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SCHEDULE OF BLACK SCHOLES VALUATION ALLOWANCE MODEL
Expected Term	5 years
Expected volatility	132.4-132.8%
Risk-free interest rates	0.67-0.81%
Dividend yields	0.00%